Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000112074 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112074 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112074 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112074 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112074 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112074 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112074 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112074 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112074 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112074 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112074 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112074 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000112074 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000112074 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000112074 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112074 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112074 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000112074 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112074 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112074 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112074 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112074 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112074 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000112075 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112075 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112075 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000112075 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112075 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112075 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112075 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112075 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112075 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112075 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112075 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000112075 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000112075 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000112075 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000112075 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112075 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000112075 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000112075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112075 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112075 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000112075 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112075 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000125446 | FR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125446 | FR_912810TU2
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125446 | FR_912810RX8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125446 | FR_912810PX0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125446 | FR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125446 | FR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125446 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125446 | FR_912803DK6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125446 | FR_912810QQ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125446 | FR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125446 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125446 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000125446 | LongCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000125446 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125446 | LongAgency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000125447 | FR_91282CPZ8
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125447 | FR_912810TU2
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125447 | FR_912810RX8
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125447 | FR_912810PX0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125447 | FR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125447 | FR_912810TG3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125447 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000125447 | FR_912803DK6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125447 | FR_912810QQ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125447 | FR_912810UN6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125447 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125447 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000125447 | LongCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000125447 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000125447 | LongAgency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034145 | FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034145 | FR_649445400
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034145 | FR_880779103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034145 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034145 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034145 | FR_69318G106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034145 | FR_49803T300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034145 | FR_69380Q107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034145 | FR_70932M107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034145 | FR_591520200
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034145 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034145 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000034145 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000034145 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034145 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000034145 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034145 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000034145 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034145 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034145 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000034145 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034145 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000034145 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000034146 | FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034146 | FR_649445400
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034146 | FR_880779103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034146 | FR_59001A102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034146 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034146 | FR_69318G106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034146 | FR_49803T300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034146 | FR_69380Q107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034146 | FR_70932M107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034146 | FR_591520200
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034146 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034146 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000034146 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000034146 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034146 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000034146 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034146 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000034146 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000034146 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034146 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000034146 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034146 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000034146 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000029536 | FR_55826T102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029536 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029536 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029536 | FR_44812J104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029536 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029536 | FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029536 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029536 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029536 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029536 | FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029536 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000029536 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029536 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029536 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000029536 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000029536 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029536 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029536 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029536 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029536 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029536 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000029536 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029537 | FR_55826T102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029537 | FR_25402D102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029537 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029537 | FR_44812J104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029537 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029537 | FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029537 | FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029537 | FR_G4705A100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029537 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029537 | FR_767292105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029537 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000029537 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029537 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029537 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000029537 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000029537 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029537 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029537 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000029537 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029537 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029537 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000029537 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034143 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034143 | 0.4560461829040471701087043941
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000034143 | 0.0009127524925390391439872468
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034143 | 0.2559301467469691291514288580
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000034143 | 0.0033050070909899905220608863
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034143 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034143 | LongCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000034143 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034143 | LongAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000034143 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000034143 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034143 | LongNon-Agency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000034143 | LongNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034143 | LongAgency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000034143 | LongNon-Agency Collateralized Loan Obligations Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034144 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034144 | 0.4560461829040471701087043941
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000034144 | 0.0009127524925390391439872468
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034144 | 0.2559301467469691291514288580
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000034144 | 0.0033050070909899905220608863
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034144 | LongU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034144 | LongCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000034144 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034144 | LongAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000034144 | LongSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000034144 | LongForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034144 | LongNon-Agency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000034144 | LongNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034144 | LongAgency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000034144 | LongNon-Agency Collateralized Loan Obligations Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206838 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206838 | 0.3423634871902057342469591674
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000206838 | 0.0000752005034678185825670578
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000206838 | 0.1132395098968499050744989372
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000206838 | 0.0540746000602863398034081222
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206838 | 0.0223544978717815456130855442
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206838 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000206838 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000206838 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000206838 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206838 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206838 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174388 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000174388 | 0.3423634871902057342469591674
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000174388 | 0.0000752005034678185825670578
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000174388 | 0.1132395098968499050744989372
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000174388 | 0.0540746000602863398034081222
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174388 | 0.0223544978717815456130855442
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174388 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000174388 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000174388 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000174388 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000174388 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000174388 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193050 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193050 | 0.2969386330957506445958517961
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000193050 | 0.0879139124238479447473429657
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193050 | 0.0069800728379947769166777712
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000193050 | 0.0883738810538241643754014678
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000193050 | 0.0516987807282328797285913265
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193050 | 0.0261628672118000587224188676
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193050 | 0.0238193869062810530357267892
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193050 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193050 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000193050 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000193050 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193050 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193050 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000193051 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193051 | 0.2838662677547339612139367759
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000193051 | 0.0056649909115019575759909307
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193051 | 0.0522553363547443013487483583
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193051 | 0.0283531466066925787963715004
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193051 | 0.0188939488802148995300837119
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193051 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000193051 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000193051 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000193051 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193051 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206835 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206835 | 0.1088308765043667599172805327
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000206835 | 0.0796357200775410042073657072
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000206835 | 0.0088973914911382177893300263
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206835 | 0.0925992478020435036204820581
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000206835 | 0.0457862524315429260673844423
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206835 | 0.0350945296171084663730820943
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206835 | 0.0349979785440872367008813885
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206835 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000206835 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000206835 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000206835 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000206835 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000125448 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000125448 | 0.1088308765043667599172805327
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000125448 | 0.0796357200775410042073657072
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000125448 | 0.0088973914911382177893300263
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000125448 | 0.0925992478020435036204820581
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000125448 | 0.0457862524315429260673844423
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125448 | 0.0350945296171084663730820943
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125448 | 0.0349979785440872367008813885
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125448 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000125448 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000125448 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000125448 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000125448 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000206836 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206836 | 0.1951299431641725553855397553
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000206836 | 0.0770655350111063255014884407
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000206836 | 0.0031593852978147089328262023
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206836 | 0.0945164679405175154028808125
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000206836 | 0.0621688088378766595796076406
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000206836 | 0.0357682483029233614384460509
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206836 | 0.0351900522487561384701242258
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206836 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000206836 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000206836 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000206836 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000206836 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206836 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125449 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000125449 | 0.1951299431641725553855397553
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000125449 | 0.0770655350111063255014884407
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000125449 | 0.0031593852978147089328262023
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125449 | 0.0945164679405175154028808125
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000125449 | 0.0621688088378766595796076406
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000125449 | 0.0357682483029233614384460509
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125449 | 0.0351900522487561384701242258
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125449 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000125449 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000125449 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000125449 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125449 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125449 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205759 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205759 | 0.3629735593918332043497648628
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000205759 | 0.0728889005030882212447819058
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000205759 | 0.1308538509907470538436708476
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000205759 | 0.1028717647235455083056220900
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000205759 | 0.0539109928545360908946092940
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000205759 | 0.023053845429721158457217653
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000205759 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000205759 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000205759 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000205759 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000205759 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205759 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000125450 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000125450 | 0.3629735593918332043497648628
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000125450 | 0.0728889005030882212447819058
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125450 | 0.1308538509907470538436708476
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000125450 | 0.1028717647235455083056220900
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000125450 | 0.0539109928545360908946092940
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000125450 | 0.023053845429721158457217653
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125450 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000125450 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000125450 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000125450 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125450 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125450 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206837 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206837 | 0.1812770106563335338575768668
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000206837 | 0.0043600747957352359210253249
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206837 | 0.0597074854379178040960076275
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206837 | 0.036370120102820111005282581
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206837 | 0.0329293207575246209013424810
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206837 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000206837 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000206837 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000206837 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206837 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000206837 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174387 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174387 | 0.1812770106563335338575768668
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000174387 | 0.0043600747957352359210253249
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174387 | 0.0597074854379178040960076275
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000174387 | 0.036370120102820111005282581
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174387 | 0.0329293207575246209013424810
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000174387 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000174387 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000174387 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000174387 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000174387 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000174387 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206839 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000206839 | 0.2606963945109352225412662818
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000206839 | 0.0025424194178628688922873533
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000206839 | 0.0828466491859452764089395932
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000206839 | 0.0410754629809553020921541461
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206839 | 0.0315042154629239119974628643
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206839 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000206839 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000206839 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000206839 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000206839 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206839 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000174389 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174389 | 0.2606963945109352225412662818
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000174389 | 0.0025424194178628688922873533
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174389 | 0.0828466491859452764089395932
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000174389 | 0.0410754629809553020921541461
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174389 | 0.0315042154629239119974628643
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174389 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000174389 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000174389 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000174389 | LongResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000174389 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000174389 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.